Financial Instruments and Risk Management - Interest Rate Swaps (Details)	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Total	$ 79,300,000
Current asset	79,300,000
Notional Amount	100,000,000
Fixed Contract Price	0.0202
Impact on net income (loss) from change in basis points	400,000
Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Total	300,000
Current asset	300,000
Interest rate swap contract | Interest Rate Swap - Maturity October 2020
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ 300,000
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Change in basis points	.0100